LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED FEBRUARY 15, 2013

TO THE STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

Effective as of March 1, 2013, the principal address of each of the funds listed in the attached Schedule A is:

620 Eighth Avenue, 49th Floor, New York, NY 10018

Effective as of March 1, 2013, the address of each fund’s Treasurer is:

100 First Stamford Place, 6th Floor, Stamford, CT 06902

The following paragraph supplements and replaces any information to the contrary on the cover page of the Statement of Additional Information for each of the funds listed in the attached Schedule A:

Additional information about the fund’s investments is available in the fund’s annual and semi-annual reports to shareholders. The annual report contains financial statements that are incorporated herein by reference. The fund’s Prospectus and copies of the annual and semi-annual reports may be obtained free of charge from Participating Insurance Companies and qualified pension and retirement plans, by writing the Trust at 100 First Stamford Place, Attn: Shareholder Services – 5th Floor, Stamford, Connecticut 06902, by calling 1-877-721-1926, by sending an e-mail request to prospectus@leggmason.com or by visiting the fund’s website at http://www.leggmason.com/individualinvestors/variable-investment-prospectuses. Legg Mason Investor Services, LLC (“LMIS” or the “distributor”), a wholly-owned broker/dealer subsidiary of Legg Mason, Inc. (“Legg Mason”), serves as the fund’s sole and exclusive distributor.

SCHEDULE A

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

Fund Name	Date of SAI
Legg Mason ClearBridge Variable Aggressive Growth Portfolio	May 1, 2012
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio	May 1, 2012
Legg Mason ClearBridge Variable Appreciation Portfolio	May 1, 2012
Legg Mason ClearBridge Variable Equity Income Builder Portfolio	May 1, 2012
Legg Mason ClearBridge Variable Large Cap Growth Portfolio	May 1, 2012
Legg Mason ClearBridge Variable Large Cap Value Portfolio	May 1, 2012
Legg Mason ClearBridge Variable Mid Cap Core Portfolio	May 1, 2012
Legg Mason ClearBridge Variable Small Cap Growth Portfolio	May 1, 2012
Legg Mason Dynamic Multi-Strategy VIT Portfolio	May 1, 2012
Legg Mason Investment Counsel Variable Social Awareness Portfolio	May 1, 2012
Legg Mason Variable Lifestyle Allocation 50%	May 1, 2012
Legg Mason Variable Lifestyle Allocation 70%	May 1, 2012
Legg Mason Variable Lifestyle Allocation 85%	May 1, 2012

Please retain this supplement for future reference.

LMFX015343

2